Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Principal accounting policies
Schedule of Property and equipment Estimated useful lives and Residual rate

	Estimated useful lives	Residual rate
Servers, computers and equipment	3-4 years	—%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	—%
Office furniture and others	3-5 years	—%-5%

Schedule of amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives

Estimated useful lives
Copyrights of video content	1 – 4 years
License	15 years
Software	1 – 10 years
Domain names	15 years
Trademarks	5-11 years
Platform content	7 years
Technology	4 years

Schedule of disaggregation of revenue

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Live streaming	6,450,782	4,745,195	4,594,014
Game-related services, advertising and others (i)	543,546	1,333,920	1,908,386
Total	6,994,328	6,079,115	6,502,400
(i)	Game-related services, advertising and others mainly include in-game virtual item sales, game distribution and advertising services.

Summary of revenue related to performance obligation

	2026	2027 and after	Total
	RMB	RMB	RMB
Revenue expected to be recognized	228,167	31,824	259,991